Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Schedule of key management compensation

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	—	6,309

Loans from related parties represents a loan from Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick. Movements in the year were as follows:

	2021	2020
	£ 000	£ 000
As at January 1	6,309	—
Amounts advanced	2,945	5,600
Interest charged	483	709
Amounts repaid	(737)	—
Conversion to equity	(9,000)	—
As at December 31	—	6,309

During the year loans was issued to Microsoft Corporation and Rocket Internet SE. Movements in the year were as follows:

2021 £ 000
As at January 1	—
Amounts advanced	25,000
Interest charged	—
Amounts repaid	—
Conversion to equity	(25,000)
As at December 31	—

Board of Director
Disclosure of transactions between related parties [line items]
Schedule of key management compensation

	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Salaries and other short term employee benefits	629	140
Payments to defined contribution pension schemes	8	7
Share-based payments	79	76
	716	223

	2021	2020	2019
	£ 000	£ 000	£ 000
Salaries and other short term employee benefits	244	374	181
Payments to defined contribution pension schemes	14	39	24
Share-based payments	156	92	—
	414	505	205